INCOME TAXES - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, domestic	$ 537	$ (5,904)	$ 2,852
Income (loss) before income taxes and equity earnings	70,905	(44,552)	59,103
U.S.
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	(86,269)	(66,440)	7,615
Foreign - excluding the U.S. and Ireland
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	$ 156,637	$ 27,792	$ 48,636